RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
Net expenses from related parties:

(in thousands of $)	2012	2011	2010
Transactions with Golar and affiliates:
Management and administrative services fees (a)	2,876	1,576	—
Ship management fees (b)	4,222	4,146	3,826
Interest expense on Golar LNG vendor financing loan - Golar Freeze (c)	11,921	3,085	—
Interest expense on Golar LNG vendor financing loan - NR Satu (d)	4,737	—	—
Interest expense on high-yield bonds (e)	575	—	—
Interest expense on Golar Energy loan (f)	829	—	—
Total	25,160	8,807	3,826

Receivables (payables) from related parties:

As of December 31, 2012 and 2011 balances with related parties consisted of the following:

(in thousands of $)	2012	2011
Trading balances due to Golar and affiliates (g)	(546)	3,235
Golar LNG vendor financing loan (c)	—	(222,310)
High-yield bonds (e)	(34,953)	—
	(35,499)	(219,075)
Receivables (payables) from related parties:

As of December 31, 2012 and 2011 balances with related parties consisted of the following:

(in thousands of $)	2012	2011
Trading balances due to Golar and affiliates (g)	(546)	3,235
Golar LNG vendor financing loan (c)	—	(222,310)
High-yield bonds (e)	(34,953)	—
	(35,499)	(219,075)

Net Impact to Equity of Purchase
(j) Acquisitions from Golar — The Partnership acquired from Golar equity interests in certain subsidiaries which own or lease and operate the Golar Freeze, the NR Satu and the Golar Grand. These transactions were concluded between entities under common control and, thus, the net assets acquired were recorded at historic book value. The Board of Directors of the Partnership ("the Board") and the Conflicts Committee of the Board ("the Conflicts Committee") have approved the purchase price and vendor financing loan for each transaction. The Conflicts Committee retained a financial advisor, DnB Nor Markets, to assist with its evaluation of the transaction. The details of each transaction are as follows:

	2012		2011
(in millions of $)	Golar Grand	NR Satu	Golar Freeze
Purchase consideration	176.8	388.0	231.3
Less: Net assets acquired
- Vessel – historic book value	127.5	257.6	166.0
- Capital lease obligation assumed (net of restricted cash)	(90.8)	—	—
- Loan debt assumed	—	—	(108.0)
- Other net assets	6.4	(1.9)	7.5
Total net assets acquired	(43.1)	(255.7)	(65.5)
Deduction to equity	133.7	132.3	165.8